SUBSEQUENT EVENTS (Details) - Feishang Anthracite Resources Limited [Member] ¥ / shares in Units, ¥ in Thousands, $ in Thousands	Aug. 17, 2020 $ / shares	Aug. 17, 2020 CNY (¥) shares ¥ / shares	Aug. 17, 2020 HKD ($) shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares acquired		120,000,000	120,000,000
Percentage of equity interest acquired		8.69%	8.69%
Number of shares issued by Compnay		9,077,166	9,077,166
Price of shares issued by Compnay | $ / shares	$ 1.244
HKD [Member]
Disclosure of non-adjusting events after reporting period [line items]
Value of acquired shares | $			$ 87,522
CNY [Member]
Disclosure of non-adjusting events after reporting period [line items]
Value of acquired shares | ¥		¥ 79,785
Price of shares issued by Compnay | ¥ / shares		¥ 8.789